Organization and Principal Activities (Details) - Schedule of Consolidated Statements of Cash Flows - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Parent [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	$ (315,349)	$ (1,144,678)
Net cash provided by investing activities
Net cash provided by (used in) financing activities	315,349	1,144,678
Non-VIE subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities
Net cash provided by investing activities
Net cash provided by (used in) financing activities
VIE [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	63,874	11,968,566
Net cash provided by investing activities	5,612,090	(3,572,402)
Net cash provided by (used in) financing activities	(1,013,084)	(3,705,366)
Elimination [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities
Net cash provided by investing activities
Net cash provided by (used in) financing activities
Consolidated [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	(251,475)	10,823,888
Net cash provided by investing activities	5,612,090	(3,572,402)
Net cash provided by (used in) financing activities	$ (697,734)	$ (2,560,688)